Convertible Notes Payable (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 24, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Converted Notes Payable (Textual)
Short-term debt outstanding		$ 100,000		$ 100,000
Borrowings from investors		6,800,000	2,130,000
Unsecured note interest	5.00%		5.00%
Unsecured notes conversion price	$ 2.50
Common shares issued for conversion	6,800,000	115,500	800,000
Warrants issued for conversion of notes	6,800,000
Debt Instrument, Maturity Date	Dec. 31, 2013		Dec. 22, 2012
Warrants exercisable term		5 years
Warrants purchase price	$ 1
Convertible Notes Payable [Member]
Converted Notes Payable (Textual)
Short-term debt outstanding		2,432,500
Convertible Notes Payable [Member] | UTCH [Member]
Converted Notes Payable (Textual)
Common shares issued for conversion	4,557,000
Warrants issued for conversion of notes	4,557,000
Debt Instrument, Maturity Date	Dec. 31, 2013
Convertible Notes Payable [Member] | GPEC [Member]
Converted Notes Payable (Textual)
Borrowings from investors		$ 2,124,500
Unsecured note interest	5.00%
Unsecured notes conversion price	$ 2.50
Warrants purchase price	$ 1